Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2018-31		BofA/Shellpoint	898	193,462,837.52	100.00%	-	-	0.00%	2	99,479.52	0.05%	7	2,021,788.25	1.05%	-	-	0.00%	1	55,114.29	0.03%	-	-	0.00%
2018-38*		JPM/Nationwide/HUD	915	215,053,277.17	100.00%	1	304,590.20	0.14%	1	304,590.20	0.14%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			2,551	540,117,076.93	100.00%	2	954,087.65	0.18%	4	1,053,567.17	0.20%	7	2,021,788.25	0.37%	0	0.00	0.00%	1	55,114.29	0.01%	-	-	0.00%

* Request and repurchase completed in Q1 2018, after the end of the reporting period